Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry-forward	$ 17,044,260	$ 18,939,915	$ 12,717,132
Accrued expenses	2,496,850	3,128,537	2,642,398
Advertising Fees	5,876,863	4,456,190	3,737,735
Deferred subsidies	71,705	7,425	33,013
Provision for doubtful accounts	214,327	216,415
Total deferred tax assets	25,704,005	26,748,482	19,130,278
Valuation allowance on deferred tax assets	$ (25,704,005)	$ (26,748,482)	$ (19,130,278)	$ (12,003,169)